Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

At VNET, cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is based on industry best practices that aim (1) to provide a roadmap for effective security management practices and controls that protect and maintain the confidentiality, integrity, and availability of Company’s information systems and information assets, including non-public information and (2) to prevent data exfiltration, manipulation, and destruction, as well as system and transactional disruption. It is also designed to provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. We carry out information security management from three levels of physical security, internal cybersecurity and external cybersecurity, and formulate privacy policies to ensure the security of personal data and privacy. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we currently do not engage third parties for such assessment. In addition, we require information security awareness and training to be completed annually by our employees, including all new hires. Our IT department is available to all employees to answer questions related to security awareness and information security best practice references and archived documentation, and we provide targeted training from time to time on topics such as phishing and secure application development, among others. Our data centers are certified as level 3 by the China Cybersecurity Review Technology and Certification Center (CCRC) for information system security integration service, information security emergency response service, and information security risk assessment service. We are ISO 27001 certified in the main operating regions of the Company.

In 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Risk Factors –– Risks Related to Our Business and Industry––Actual or alleged failure to comply with laws and regulations related to cybersecurity, information security, privacy and data protection could lead to government enforcement actions, have a serious adverse effect on our reputation, and discourage current and potential clients from doing business with us” in this annual report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is based on industry best practices that aim (1) to provide a roadmap for effective security management practices and controls that protect and maintain the confidentiality, integrity, and availability of Company’s information systems and information assets, including non-public information and (2) to prevent data exfiltration, manipulation, and destruction, as well as system and transactional disruption. It is also designed to provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. We carry out information security management from three levels of physical security, internal cybersecurity and external cybersecurity, and formulate privacy policies to ensure the security of personal data and privacy. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we currently do not engage third parties for such assessment. In addition, we require information security awareness and training to be completed annually by our employees, including all new hires. Our IT department is available to all employees to answer questions related to security awareness and information security best practice references and archived documentation, and we provide targeted training from time to time on topics such as phishing and secure application development, among others. Our data centers are certified as level 3 by the China Cybersecurity Review Technology and Certification Center (CCRC) for information system security integration service, information security emergency response service, and information security risk assessment service.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the audit committee of the board of directors. The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors.Management, including the CISO, CEO and CFO and our cybersecurity team, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports quarterly that cover, among other topics, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to the Company, if any, the relevant disclosure issues, assessments of the Company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Role of Management [Text Block]	Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Chief Information Security Officer, or CISO who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our CISO and dedicated personnel are certified and experienced information systems security professionals and information security managers with many years of experience. Management, including the CISO, CEO and CFO and our cybersecurity team, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports quarterly that cover, among other topics, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to the Company, if any, the relevant disclosure issues, assessments of the Company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Information Security Officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CISO and dedicated personnel are certified and experienced information systems security professionals and information security managers with many years of experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of our Chief Information Security Officer, or CISO who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true